John Hancock
Small Cap Growth Fund
Quarterly portfolio holdings 11/30/19

Fund’s investments
As of 11-30-19 (unaudited)
	Shares	Value
Common stocks 96.8%		$567,981,554
(Cost $488,175,830)
Consumer discretionary 13.0%		76,338,157
Distributors 1.3%
Funko, Inc., Class A (A)(B)	518,983	7,405,887
Hotels, restaurants and leisure 3.7%
Planet Fitness, Inc., Class A (A)	162,341	12,000,247
Wingstop, Inc.	124,817	9,985,360
Household durables 1.1%
KB Home	184,928	6,394,810
Specialty retail 4.9%
Aaron's, Inc.	58,582	3,421,189
Floor & Decor Holdings, Inc., Class A (A)	174,179	8,362,334
Lithia Motors, Inc., Class A	107,131	17,203,096
Textiles, apparel and luxury goods 2.0%
Deckers Outdoor Corp. (A)	68,767	11,565,234
Consumer staples 7.2%		41,988,841
Food products 5.1%
Freshpet, Inc. (A)	237,068	12,740,034
The Simply Good Foods Company (A)	611,053	16,883,394
Household products 2.1%
WD-40 Company	64,033	12,365,413
Financials 4.7%		27,388,684
Banks 1.0%
First Financial Bankshares, Inc.	169,573	5,862,139
Insurance 3.7%
eHealth, Inc. (A)(B)	97,871	9,029,578
Palomar Holdings, Inc. (A)	229,008	12,496,967
Health care 26.0%		152,504,465
Biotechnology 4.8%
CareDx, Inc. (A)	280,328	5,752,331
Repligen Corp. (A)	137,932	12,241,465
Vericel Corp. (A)(B)	535,086	9,984,705
Health care equipment and supplies 3.2%
Penumbra, Inc. (A)	54,691	9,675,932
Tandem Diabetes Care, Inc. (A)	134,077	9,255,335
Health care providers and services 5.3%
AMN Healthcare Services, Inc. (A)	271,562	16,149,792
LHC Group, Inc. (A)	98,580	13,150,572
PetIQ, Inc. (A)(B)	79,022	1,817,506
Health care technology 4.1%
HMS Holdings Corp. (A)	363,507	10,977,911
Omnicell, Inc. (A)	162,173	12,972,218
Life sciences tools and services 3.7%
Medpace Holdings, Inc. (A)	111,395	8,540,655
NeoGenomics, Inc. (A)	516,967	13,342,918
Pharmaceuticals 4.9%
GW Pharmaceuticals PLC, ADR (A)(B)	78,002	7,964,784
Horizon Therapeutics PLC (A)	630,822	20,678,341
2	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials 19.0%		$111,447,116
Aerospace and defense 3.4%
Mercury Systems, Inc. (A)	141,572	10,370,149
Moog, Inc., Class A	114,719	9,850,921
Building products 2.1%
Trex Company, Inc. (A)	143,578	12,356,323
Commercial services and supplies 8.4%
Brady Corp., Class A	213,602	12,175,314
Deluxe Corp.	202,807	10,359,382
McGrath RentCorp	142,171	10,426,821
The Brink's Company	172,403	16,033,479
Electrical equipment 3.2%
Generac Holdings, Inc. (A)	192,853	18,996,021
Machinery 1.9%
Chart Industries, Inc. (A)	197,078	10,878,706
Information technology 24.5%		143,983,852
Communications equipment 2.5%
Viavi Solutions, Inc. (A)	974,034	14,629,991
Electronic equipment, instruments and components 1.3%
Insight Enterprises, Inc. (A)	113,582	7,449,843
IT services 0.7%
Evo Payments, Inc., Class A (A)	148,709	4,174,262
Semiconductors and semiconductor equipment 7.9%
Inphi Corp. (A)	140,005	9,748,548
Lattice Semiconductor Corp. (A)	362,267	6,843,224
Monolithic Power Systems, Inc.	76,859	12,349,704
Power Integrations, Inc.	123,050	11,257,845
SolarEdge Technologies, Inc. (A)	75,771	6,183,671
Software 12.1%
Avalara, Inc. (A)	176,472	13,770,110
Everbridge, Inc. (A)	191,408	16,832,420
Five9, Inc. (A)	274,857	18,737,002
LivePerson, Inc. (A)(B)	226,516	8,990,420
Workiva, Inc. (A)	300,134	13,016,812
Real estate 2.4%		14,330,439
Equity real estate investment trusts 2.4%
QTS Realty Trust, Inc., Class A	270,029	14,330,439

	Yield (%)	Shares	Value
Short-term investments 4.3%			$25,001,720
(Cost $24,998,635)
Short-term funds 4.3%			25,001,720
John Hancock Collateral Trust (C)	1.7887(D)	1,035,046	10,356,986
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5954(D)	14,644,734	14,644,734

Total investments (Cost $513,174,465) 101.1%	$592,983,274
Other assets and liabilities, net (1.1%)	(6,604,242)
Total net assets 100.0%	$586,379,032

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	3

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $10,132,913.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-19.
4	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of November 30, 2019, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,035,046	$23,250,427	$53,518,558	$(66,412,368)	$1,460	$(1,091)	$36,183	—	$10,356,986
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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